Environmental Rehabilitation Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Environmental Rehabilitation Obligation [Abstract]
Environmental rehabilitation provision	$ 14.1	$ 12.8
Average discount rate	1.94%	1.98%
Reclamation expenditures amount	$ 1.1	$ 0.8
Reclamation deposit paid amount	0.7	0.1
Received reclamation deposit	$ 0.6	$ 0.2